Cash and Cash Equivalents and Marketable Securities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Cash and Cash Equivalents and Marketable Securities [Line Items]
Balances in foreign currency	R$ 3,430	R$ 4,695
Parent [Member]
Cash and Cash Equivalents and Marketable Securities [Line Items]
Balances in foreign currency	R$ 14,023	R$ 16,954